Property, plant and equipment - Net Carrying Amounts Included in Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 30,424	$ 116,325
Property, plant and equipment owned
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,000	102,206
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	21,424	14,119
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, gross	545	1,405
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, gross	3,300	1,436
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, gross	3,600	2,245
Production and test equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, gross	95,081	97,120
Impairment reserve
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, gross	$ 93,526	$ 0